Eagle Class Shares | JPMorgan Tax Free Money Market Fund
JPMorgan Tax Free Money Market Fund — Eagle Class Ticker: JTEXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- JPMorgan Tax Free Money Market Fund Eagle Class}		Eagle Class Shares JPMorgan Tax Free Money Market Fund Eagle Class
Management Fees		0.08%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses		0.38%
Shareholder Service Fees		0.30%
Remainder of Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.71%
Fee Waivers and Expense Reimbursements	[1]	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.70%
[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Eagle Class Shares (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.70% of their average daily net assets. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it. In addition, the Fund’s adviser and/or its affiliates may voluntarily waive certain of their fees and/or reimburse certain expenses, as they may determine, from time to time. The Fund’s adviser and/or its affiliates may discontinue or modify any such voluntary actions at any time without notice.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example {- JPMorgan Tax Free Money Market Fund Eagle Class}	1 Year	3 Years	5 Years	10 Years
Eagle Class Shares | JPMorgan Tax Free Money Market Fund | EAGLE CLASS SHARES | USD ($)	72	226	394	882

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption {- JPMorgan Tax Free Money Market Fund Eagle Class}	1 Year	3 Years	5 Years	10 Years
Eagle Class Shares | JPMorgan Tax Free Money Market Fund | EAGLE CLASS SHARES | USD ($)	72	226	394	882

The Fund’s Main Investment Strategy
Under normal conditions, the Fund will try to invest its assets exclusively in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.

Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.

The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.

For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.

The remaining 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax.

The Fund is a money market fund managed in the following manner:
  The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
  The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
  The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
  The Fund invests only in U.S. dollar-denominated securities.
  The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular securities or interest rates are not met.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Under the recent amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price.

The Fund currently intends to qualify as a Retail MMF by October 14, 2016.

As required under the rule amendments, the Fund must adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. The Board of Trustees intends to adopt such policies and procedures with regard to the Fund prior to October 14, 2016. When such policies and procedures are adopted, the prospectuses and statement of additional information of the Fund will be updated to reflect those changes.

In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions, which will include more specific information about timing.

Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

It is currently anticipated that, at a meeting expected to be held in the second half of 2016, the Board of Trustees will consider the recently granted liquidity fee and gate authority described herein with regard to the Fund and that such authority will be made available to the Board on, or prior to, October 14, 2016. Prior to October 14, 2016, the Fund is required to adopt policies and procedures to be able to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, subject to the actions of the Fund’s board.

Under the rule amendments, if a MMF’s weekly liquid assets fall below 30% of its total assets, the MMF’s board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if a MMF’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the MMF’s Board of Trustees determines that not doing so is in the best interests of the MMF.

The preliminary determinations and actions described above, and anticipated timing of those actions, remain subject to future change. Shareholders will be given notice of further developments, as appropriate.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.

Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.

In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.

There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Eagle Class Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The performance of Eagle Class Shares is based on the performance of Reserve Shares and Morgan Shares prior to the inception of the Eagle Class Shares. The actual returns of Eagle Class Shares would have been different than those shown because Eagle Class Shares have different expenses than Reserve Shares and Morgan Shares.

To obtain current yield information call 1-800-421-4184 or visit eagleasset.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS

Best Quarter	2Q and 3Q 2007	0.77%
Worst Quarter	2Q, 3Q and 4Q 2009	0.00%
	1Q 2010
	1Q, 2Q and 3Q 2011
	1Q, 2Q and 3Q 2012
	1Q, 2Q and 3Q 2013
	1Q, 2Q and 3Q 2014

The Fund’s year-to-date total return as of 3/31/15 was 0.00%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
Average Annual Total Returns {- JPMorgan Tax Free Money Market Fund Eagle Class}	Past 1 Year	Past 5 Years	Past 10 Years
Eagle Class Shares | JPMorgan Tax Free Money Market Fund | EAGLE CLASS SHARES |	0.02%	0.02%	0.91%